Intangible assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Intangible assets
15. Intangible assets

	31 December 2023					31 December 2022
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year	37 741	2 026	4 050	354	44 170	45 015
Effect of movements in foreign exchange	703	67	181	6	957	(751)
Acquisitions through business combinations	15	-	-	-	15	-
Acquisitions and expenditures	7	182	632	17	838	978
Disposals through sale and derecognition	(1)	-	(56)	(9)	(67)	(1 437)
Transfer (to)/from other asset categories and other movements¹	(132)	(56)	572	(218)	166	365
Balance at end of period	38 332	2 219	5 379	150	46 080	44 170

Amortization and impairment losses
Balance at end of previous year	(88)	(1 247)	(2 577)	(49)	(3 961)	(4 585)
Effect of movements in foreign exchange	-	(51)	(132)	(8)	(191)	100
Amortization	-	(136)	(544)	(31)	(711)	(647)
Impairment	(5)	-	(25)	-	(31)	(4)
Disposals through sale and derecognition	-	-	56	4	60	1 339
Transfer to/(from) other asset categories and other movements¹	-	46	2	(9)	39	(164)
Balance at end of period	(94)	(1 388)	(3 219)	(93)	(4 794)	(3 961)

Carrying value
at 31 December 2022	37 652	779	1 473	305	40 209	40 209
at 31 December 2023	38 239	830	2 160	57	41 286
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

rights. Given AB InBev’s more than 600-year history, brands and certain distribution rights have been assigned indefinite lives.
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchased for its own products and are tested for impairment once a year or whenever a triggering event has occurred. Based on the impairment testing results, no impairment loss was allocated to intangible assets with indefinite useful lives – refer to Note 14
Goodwill
.
As at 31 December 2023, the carrying amount of the intangible assets amounted to 41 286m US dollar (31 December 2022: 40 209m US dollar) of which 38 239m US dollar was assigned an indefinite useful life (31 December 2022: 37 652m US dollar) and 3 047m US dollar a finite life (31 December 2022: 2 557m US dollar).

Million US dollar Cash-generating unit	2023	2022

United States	21 939	21 979
Rest of North America	41	40
Mexico	3 629	3 166
Colombia	2 990	2 374
Rest of Middle Americas	3 590	3 531
Brazil	15	-
Rest of South America	655	767
Europe	432	423
South Africa	2 623	2 847
Rest of Africa	910	1 072
China	393	405
Rest of Asia Pacific	1 021	1 048
Total carrying amount of intangible assets with indefinite useful lives	38 239	37 652
In 2023, the company expensed 256m US dollar in research, compared to 268m US dollar in 2022 and 298m US dollar in 2021. The spend focused on product innovations, market research, as well as process optimization and product development.